PEAR TREE FUNDS

SUPPLEMENT
DATED AUGUST 15, 2012 to
PROSPECTUS DATED AUGUST 1, 2012

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND
(Ticker Symbols: QUSOX (Ordinary Shares); QUSIX (Institutional Shares))

The information in the Pear Tree Funds’ Prospectus (the “Prospectus”) dated August 1, 2012, is hereby amended as follows:

The corresponding information in the Prospectus relating to Pear Tree Polaris Foreign Value Small Cap Fund is deleted in its entirety and replaced with the following:

Fee Table and Expenses of Foreign Value Small Cap Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Foreign Value Small Cap Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Ordinary Shares	Institutional Shares
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	0.45%	0.43%
Total Annual Fund Operating Expenses	1.70%	1.43%

*     *     *

The rest of the Prospectus remains unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE